Plan’s Interest in Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 001 - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 404,292	$ 386,244
Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	368,719	345,865
Total investments at contract value	24,085	27,394
Net assets available for benefits	392,804	373,259
Plan's Interest in Master Trust | Collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	360,574	336,502
Plan's Interest in Master Trust | Registered investment companies
EBP, Master Trust [Line Items]
Total investments at fair value	2,888	3,188
Plan's Interest in Master Trust | Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Master Trust [Line Items]
Total investments at fair value	3,721	3,943
Plan's Interest in Master Trust | Self-directed brokerage account
EBP, Master Trust [Line Items]
Total investments at fair value	1,536	2,232
Plan's Interest in Master Trust | Medtronic Capital Preservation Fund
EBP, Master Trust [Line Items]
Total investments at contract value	24,085	27,394
Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at fair value	15,531,676	13,259,686
Total investments at contract value	453,836	510,159
Net assets available for benefits	15,985,512	13,769,845
Total Master Trust Assets | Collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	14,131,375	11,993,984
Total Master Trust Assets | Registered investment companies
EBP, Master Trust [Line Items]
Total investments at fair value	36,444	43,948
Total Master Trust Assets | Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Master Trust [Line Items]
Total investments at fair value	385,076	441,914
Total Master Trust Assets | Self-directed brokerage account
EBP, Master Trust [Line Items]
Total investments at fair value	978,781	779,840
Total Master Trust Assets | Medtronic Capital Preservation Fund
EBP, Master Trust [Line Items]
Total investments at contract value	$ 453,836	$ 510,159